Debt - Additional Information (Details) - USD ($)		1 Months Ended						6 Months Ended		12 Months Ended
		Jan. 31, 2022	Aug. 31, 2021	Jul. 31, 2021	Aug. 31, 2020	May 31, 2020	May 31, 2017	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2017
Debt Instrument [Line Items]
Aggregate increase in debt liability												$ 60,000,000
Debt balance								$ 2,868,000,000		$ 2,823,000,000		$ 2,868,000,000
Amortization of financing fees and benefits								(2,000,000)		(2,000,000)
Interest expense related to debt instruments								53,000,000		138,000,000
Alight Holdings
Debt Instrument [Line Items]
Amortization of financing fees and benefits									$ 9,000,000				$ 20,000,000
Interest expense related to debt instruments									105,000,000				204,000,000
Interest Expense
Debt Instrument [Line Items]
Amortization of financing fees and benefits								2,000,000		$ 3,000,000
Interest Expense | Alight Holdings
Debt Instrument [Line Items]
Amortization of financing fees and benefits									8,000,000				17,000,000
Revolving Credit Facility | Alight Holdings
Debt Instrument [Line Items]
Debt term							5 years
Maturity Date							May 01, 2022
Line of credit, maximum borrowing capacity							$ 250,000,000
Amended Revolving Credit Facility
Debt Instrument [Line Items]
Maturity Date			Aug. 31, 2026							Aug. 31, 2026
Line of credit, maximum borrowing capacity			$ 294,000,000							$ 294,000,000
Unused letters of credit										3,000,000
Proceeds from Lines of Credit										$ 0
Amended Revolving Credit Facility | Alight Holdings
Debt Instrument [Line Items]
Maturity Date					Oct. 31, 2024
Line of credit, maximum borrowing capacity					$ 226,000,000
Other
Debt Instrument [Line Items]
Maturity Date										Jun. 30, 2022
Principal payment										$ 110,000,000
Debt instrument, borrowings offset amount										$ 104,000,000
Termination date										Jun. 29, 2022
Other | Alight Holdings
Debt Instrument [Line Items]
Revolving credit facility acquired														$ 20,000,000
Term Loan
Debt Instrument [Line Items]
Maturity Date										May 01, 2024
Repayment of principal				$ 556,000,000
Term Loan | Alight Holdings
Debt Instrument [Line Items]
Debt term							7 years
Repayments of principal to refinance debt					$ 270,000,000
Term Loan | LIBOR | Minimum | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate					2.75%
Term Loan | LIBOR | Maximum | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate					3.00%
Term Loan, Amended
Debt Instrument [Line Items]
Maturity Date										Oct. 31, 2026
Debt instrument, variable interest rate basis										1-month
Payment terms										The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates.
Principal payment								$ 571,000,000		$ 31,000,000
Swap agreement expiration period										2026-12
Term Loan, Amended | Alight Holdings
Debt Instrument [Line Items]
Debt balance					$ 1,986,000,000
Maturity Date					Oct. 31, 2026
Principal payment									$ 13,000,000				$ 298,000,000
Term Loan, Amended | Minimum | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate					0.50%
Term Loan, Third Incremental
Debt Instrument [Line Items]
Debt balance			$ 525,000,000
Maturity Date		Aug. 31, 2028	Aug. 31, 2028							Aug. 31, 2028	[1]
Term Loan, B-1 [Member]
Debt Instrument [Line Items]
Maturity Date	[2]									Aug. 31, 2028
Term Loan, B-1 [Member] | SOFR | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate					3.00%
Secured Senior Notes
Debt Instrument [Line Items]
Maturity Date										Jun. 01, 2025
Payment terms										interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year
Secured Senior Notes | Alight Holdings
Debt Instrument [Line Items]
Maturity Date						Jun. 01, 2025
Face amount						$ 300,000,000
Interest rate						5.75%
Debt payment beginning date						Dec. 01, 2020
Unsecured Senior Notes
Debt Instrument [Line Items]
Maturity Date							Jun. 01, 2025
Payment terms										interest at a fixed rate of 6.750% per annum, payable semi-annually on June 1 and December 1 of each year.
Face amount					$ 270,000,000		$ 500,000,000								$ 280,000,000	$ 180,000,000
Interest rate							6.75%

[1]	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
[2]	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.